Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.21%
Brazil–7.02%
Ambev S.A.	156,532,690	$413,258,434
Arezzo Industria e Comercio S.A.	3,344,595	42,252,987
B3 S.A. - Brasil, Bolsa, Balcao	74,076,100	195,716,161
Itau Unibanco Holding S.A., Preference Shares	33,296,678	220,302,177
Localiza Rent a Car S.A.	11,074,685	120,975,689
Localiza Rent a Car S.A., Rts., expiring 02/05/2024(a)	33,239	60,381
NU Holdings Ltd., Class A(a)	28,291,531	243,590,082
Raia Drogasil S.A.	1,704,900	8,706,195
Vale S.A., ADR	10,485,744	143,549,835
WEG S.A.	22,015,678	143,708,022
		1,532,119,963
Chile–1.04%
Antofagasta PLC	6,184,876	134,800,887
Banco Santander Chile	1,971,896,998	91,109,354
		225,910,241
China–17.38%
BeiGene Ltd., ADR(a)	248,064	36,770,527
Budweiser Brewing Co. APAC Ltd.(b)	38,250,400	60,288,036
H World Group Ltd.	1,984,000	6,218,711
H World Group Ltd., ADR(c)	26,130,193	830,156,232
MicroTech Medical (Hangzhou) Co. Ltd., H Shares(a)(b)	7,123,700	3,746,626
NetEase, Inc., ADR	3,177,661	310,266,820
New Horizon Health Ltd.(a)(b)	28,876,500	62,787,420
PDD Holdings, Inc., ADR(a)	1,884,433	239,078,015
Tencent Holdings Ltd.	21,436,858	744,101,215
Wuxi Biologics (Cayman), Inc.(a)(b)	50,428,500	132,704,336
WuXi XDC Cayman, Inc.(a)	34,201,000	87,056,057
Yum China Holdings, Inc.	20,271,960	701,207,096
Zai Lab Ltd., ADR(a)	985,156	21,249,815
ZTO Express (Cayman), Inc.	2,473,482	40,194,000
ZTO Express (Cayman), Inc., ADR(c)	31,536,924	515,944,077
		3,791,768,983
France–6.07%
L’Oreal S.A.	274,095	131,169,263
Pernod Ricard S.A.	5,384,901	883,045,946
TotalEnergies SE	4,775,150	309,790,647
		1,324,005,856
Hong Kong–0.06%
AIA Group Ltd.	1,606,600	12,599,625
India–16.82%
Havells India Ltd.	7,127,075	111,047,919
HCL Technologies Ltd.	5,742,078	108,902,463
HDFC Bank Ltd.	53,767,625	945,549,862
Kotak Mahindra Bank Ltd.	56,045,749	1,231,818,693
Oberoi Realty Ltd.	16,729,656	266,899,750
Pine Labs Pvt. Ltd.(d)	134,098	75,576,620
Shares		Value
India–(continued)
Tata Consultancy Services Ltd.	20,206,796	$928,120,191
		3,667,915,498
Indonesia–1.31%
PT Bank Central Asia Tbk	387,065,800	234,185,024
PT Bank Rakyat Indonesia (Persero) Tbk	142,129,100	51,199,920
		285,384,944
Italy–1.69%
Ermenegildo Zegna N.V.	3,541,919	43,175,993
Prada S.p.A.	52,367,110	324,743,467
		367,919,460
Japan–1.88%
Chugai Pharmaceutical Co. Ltd.	2,884,000	103,738,111
Daiichi Sankyo Co. Ltd.	10,235,300	306,434,994
		410,173,105
Mexico–13.28%
America Movil S.A.B. de C.V., ADR	25,538,451	460,969,041
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	43,684,863	592,473,496
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,229,300	12,503,341
Grupo Mexico S.A.B. de C.V., Class B	227,539,332	1,174,085,238
Wal-Mart de Mexico S.A.B. de C.V., Series V	158,932,234	656,634,875
		2,896,665,991
Netherlands–0.62%
argenx SE, ADR(a)	355,193	135,154,488
Peru–1.10%
Credicorp Ltd.	1,621,078	240,616,608
Philippines–1.47%
SM Investments Corp.	17,512,382	279,579,929
SM Prime Holdings, Inc.	66,930,100	40,713,455
		320,293,384
Poland–0.13%
Allegro.eu S.A.(a)(b)	3,893,749	29,394,299
Portugal–1.52%
Galp Energia SGPS S.A.	21,077,042	331,789,376
Russia–0.27%
Novatek PJSC, GDR(a)(b)(d)	1,001,081	58,266,941
Sberbank of Russia PJSC(d)	4,942,538	5
		58,266,946
South Africa–0.93%
FirstRand Ltd.	55,910,077	202,490,666
South Korea–9.53%
Kakao Corp.(a)	2,089,725	81,720,292
LG Chem Ltd.	981,913	318,419,494
LG H&H Co. Ltd.	177,747	40,286,361

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
South Korea–(continued)
NAVER Corp.(a)	321,177	$47,894,568
Samsung Biologics Co. Ltd.(a)(b)	656,789	413,430,460
Samsung Electronics Co. Ltd.	20,915,428	1,136,478,039
SK hynix, Inc.	392,291	39,284,273
		2,077,513,487
Switzerland–2.61%
Cie Financiere Richemont S.A.	3,833,673	569,432,863
Taiwan–9.56%
MediaTek, Inc.	952,000	29,376,454
Taiwan Semiconductor Manufacturing Co. Ltd.	102,565,429	2,053,205,212
Voltronic Power Technology Corp.	66,919	2,861,645
		2,085,443,311
Turkey–0.74%
Akbank T.A.S.	44,416,988	57,818,023
BIM Birlesik Magazalar A.S.	3,408,770	42,745,775
KOC Holding A.S.	11,394,571	60,179,807
		160,743,605
United Arab Emirates–0.18%
Americana Restaurants International PLC	46,184,769	39,266,081
Total Common Stocks & Other Equity Interests (Cost $14,643,120,065)		20,764,868,780
Shares		Value
Preferred Stocks–1.48%
China–0.21%
Abogen Therapeutics Ltd., Series C, Pfd.(d)	1,436,122	$45,800,803
India–1.27%
Bundl Technologies Pvt. Ltd., Series K, Pfd.(d)	28,844	220,246,016
Pine Labs Pvt. Ltd., Series K, Pfd.(d)	103,185	58,154,286
		278,400,302
Total Preferred Stocks (Cost $305,907,589)		324,201,105
Money Market Funds–3.62%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(e)	276,153,758	276,153,758
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(e)	197,228,452	197,346,789
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(e)	315,604,295	315,604,295
Total Money Market Funds (Cost $789,014,617)		789,104,842
TOTAL INVESTMENTS IN SECURITIES—100.31% (Cost $15,738,042,271)		21,878,174,727
OTHER ASSETS LESS LIABILITIES–(0.31)%		(68,064,422)
NET ASSETS–100.00%		$21,810,110,305
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $760,618,118, which represented 3.49% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$374,814,301	$356,818,066	$(455,478,609)	$-	$-	$276,153,758	$4,274,011
Invesco Liquid Assets Portfolio, Institutional Class	267,729,843	254,870,047	(325,341,864)	40,495	48,268	197,346,789	3,161,759
Invesco Treasury Portfolio, Institutional Class	428,359,202	407,792,076	(520,546,983)	-	-	315,604,295	4,879,172
Investments in Other Affiliates:
H World Group Ltd., ADR	964,524,345	18,021,203	-	(152,389,316)	-	830,156,232	23,778,475
Yum China Holdings, Inc.*	1,150,095,004	95,769,254	(142,186,530)	(378,214,806)	(24,255,826)	701,207,096	3,120,323
ZTO Express (Cayman), Inc., ADR	867,323,533	-	(105,981,016)	(213,888,745)	(31,509,695)	515,944,077	-
Total	$4,052,846,228	$1,133,270,646	$(1,549,535,002)	$(744,452,372)	$(55,717,253)	$2,836,412,247	$39,213,740

*	At January 31, 2024, this security was no longer an affiliate of the Fund.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,532,119,963	$—	$—	$1,532,119,963
Chile	—	225,910,241	—	225,910,241
China	2,741,728,639	1,050,040,344	45,800,803	3,837,569,786
France	—	1,324,005,856	—	1,324,005,856
Hong Kong	—	12,599,625	—	12,599,625
India	—	3,592,338,878	353,976,922	3,946,315,800
Indonesia	—	285,384,944	—	285,384,944
Italy	43,175,993	324,743,467	—	367,919,460
Japan	—	410,173,105	—	410,173,105
Mexico	2,896,665,991	—	—	2,896,665,991
Netherlands	135,154,488	—	—	135,154,488
Peru	240,616,608	—	—	240,616,608
Philippines	—	320,293,384	—	320,293,384
Poland	—	29,394,299	—	29,394,299
Portugal	—	331,789,376	—	331,789,376
Russia	—	—	58,266,946	58,266,946
South Africa	—	202,490,666	—	202,490,666
South Korea	—	2,077,513,487	—	2,077,513,487
Switzerland	—	569,432,863	—	569,432,863
Taiwan	—	2,085,443,311	—	2,085,443,311
Turkey	—	160,743,605	—	160,743,605
United Arab Emirates	—	39,266,081	—	39,266,081
Money Market Funds	789,104,842	—	—	789,104,842
Total Investments	$8,378,566,524	$13,041,563,532	$458,044,671	$21,878,174,727
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2024:
	Value 10/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/24
Preferred Stocks	$250,611,929	$—	$—	$—	$—	$73,589,176	$—	$—	$324,201,105
Common Stocks & Other Equity Interests	176,353,453	—	(52,711,319)	—	20,218,879	(10,017,447)	—	—	133,843,566
Total	$426,965,382	$—	$(52,711,319)	$—	$20,218,879	$63,571,729	$—	$—	$458,044,671
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Developing Markets Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 01/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Bundl Technologies Pvt. Ltd., Series K, Pfd.	$220,246,016	Valuation Service	N/A	N/A	N/A	(a)
(a)	Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Developing Markets Fund